Shareholders’ Equity (Details)							12 Months Ended
	Jan. 27, 2025 shares	Jan. 25, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 $ / shares shares	Feb. 27, 2024 shares	Jan. 24, 2024 shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 20, 2023 $ / shares	May 13, 2022 $ / shares shares
Shareholders’ Equity [Line Items]
Shares issued							15,300,000		13,000,000
Common stock no par value (in Dollars per share) | (per share)
Ordinary shares, shares outstanding							15,300,000	15,300,000	13,000,000
Stock issued during period, shares, new issues	2,300,000
Share price (in Dollars per share) | $ / shares		$ 4		$ 4
Purchase an additional ordinary shares			300,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 1
Shares issued					13,000,000						10,000
Common stock no par value (in Dollars per share) | $ / shares
Ordinary shares, shares outstanding					13,000,000
Sale of stock					1,750,000
Stock issued during period, shares, new issues							2,300,000
ALT CO LTD [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Sale of stock					4,880,000
VIRGIN ISLANDS, BRITISH | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized											50,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 1
Minimum [Member]
Shareholders’ Equity [Line Items]
Outstanding ordinary shares ratio					1
Maximum [Member]
Shareholders’ Equity [Line Items]
Outstanding ordinary shares ratio					1,300
IPO [Member]
Shareholders’ Equity [Line Items]
Stock issued during period, shares, new issues				2,000,000
Share price (in Dollars per share) | $ / shares				$ 4
Purchase an additional ordinary shares		300,000
Over-Allotment Option [Member] | RF Lafferty & Co Inc [Member]
Shareholders’ Equity [Line Items]
Share price (in Dollars per share) | $ / shares			$ 4
Purchase an additional ordinary shares			300,000			300,000